Property, plant and equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	¥ 223,061,809	¥ 219,673,070
Reclassification	0	0
Business combination (Note 40)	63,780,809	319,505
Additions	22,155,315	19,382,330
Transfer from CIP	0	0
Disposals/write-off	(1,330,866)	(811,085)
Disposal of subsidiaries	(2,243,726)
Depreciation charge	(20,201,165)	(14,844,164)
Impairment charge	(1,046,195)	(1,063,735)	¥ (1,047,641)
Currency translation differences	152,112	405,888
End of the year	284,328,093	223,061,809	219,673,070
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	391,185,752	372,491,749
End of the year	471,776,159	391,185,752	372,491,749
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(159,818,330)	(145,688,967)
End of the year	(178,100,381)	(159,818,330)	(145,688,967)
Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(8,305,613)	(7,129,712)
End of the year	(9,347,685)	(8,305,613)	(7,129,712)
Dam [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,379,598	1,433,838
Reclassification	49,386	0
Business combination (Note 40)	279,169	0
Additions	0	0
Transfer from CIP	15,355	20,170
Disposals/write-off	0	0
Disposal of subsidiaries	0
Depreciation charge	(40,200)	(32,987)
Impairment charge	(45,619)	(41,423)
Currency translation differences	0	0
End of the year	1,637,689	1,379,598	1,433,838
Dam [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,876,314	1,856,144
End of the year	2,220,224	1,876,314	1,856,144
Dam [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(186,312)	(153,325)
End of the year	(226,512)	(186,312)	(153,325)
Dam [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(310,404)	(268,981)
End of the year	(356,023)	(310,404)	(268,981)
Port facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	3,560,237	3,423,794
Reclassification	(404)	1,771
Business combination (Note 40)	0	0
Additions	0	1,770
Transfer from CIP	114,688	246,712
Disposals/write-off	(14,731)	0
Disposal of subsidiaries	(632,709)
Depreciation charge	(111,529)	(113,810)
Impairment charge	0	0
Currency translation differences	0	0
End of the year	2,915,552	3,560,237	3,423,794
Port facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	4,116,914	3,860,009
End of the year	3,358,811	4,116,914	3,860,009
Port facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(556,677)	(436,215)
End of the year	(443,259)	(556,677)	(436,215)
Port facilities [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	0	0
End of the year	0	0	0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	6,236,324	5,728,768
Reclassification	52,047	(492,558)
Business combination (Note 40)	1,944,531	8,098
Additions	184	127
Transfer from CIP	342,285	1,319,019
Disposals/write-off	(30,837)	(68,945)
Disposal of subsidiaries	(101,169)
Depreciation charge	(339,630)	(255,882)
Impairment charge	(1,651)	(2,303)
Currency translation differences	0	0
End of the year	8,102,084	6,236,324	5,728,768
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	9,056,858	8,306,471
End of the year	11,173,669	9,056,858	8,306,471
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(2,749,300)	(2,508,772)
End of the year	(3,019,198)	(2,749,300)	(2,508,772)
Buildings [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(71,234)	(68,931)
End of the year	(52,387)	(71,234)	(68,931)
Electric utility plant in service [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	181,700,877	183,006,185
Reclassification	(157,759)	495,841
Business combination (Note 40)	58,379,270	303,854
Additions	840,991	418,812
Transfer from CIP	20,283,508	12,576,736
Disposals/write-off	(1,252,829)	(495,251)
Disposal of subsidiaries	(114,542)
Depreciation charge	(19,155,852)	(14,004,881)
Impairment charge	(754,753)	(1,005,367)
Currency translation differences	151,249	404,948
End of the year	239,920,160	181,700,877	183,006,185
Electric utility plant in service [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	341,195,395	327,827,738
End of the year	418,360,698	341,195,395	327,827,738
Electric utility plant in service [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(152,408,524)	(138,852,591)
End of the year	(170,525,898)	(152,408,524)	(138,852,591)
Electric utility plant in service [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(7,085,994)	(5,968,962)
End of the year	(7,914,640)	(7,085,994)	(5,968,962)
Transportation facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	554,659	609,064
Reclassification	(4,357)	759
Business combination (Note 40)	17,243	0
Additions	0	0
Transfer from CIP	288,554	20,033
Disposals/write-off	(3,907)	(26,477)
Disposal of subsidiaries	0
Depreciation charge	(59,022)	(48,720)
Impairment charge	0	0
Currency translation differences	0	0
End of the year	793,170	554,659	609,064
Transportation facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	875,630	980,290
End of the year	1,155,392	875,630	980,290
Transportation facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(320,971)	(371,226)
End of the year	(362,222)	(320,971)	(371,226)
Transportation facilities [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	0	0
End of the year	0	0	0
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	2,357,009	2,361,234
Reclassification	61,087	(5,813)
Business combination (Note 40)	443,052	2,977
Additions	88,160	122,519
Transfer from CIP	145,705	296,648
Disposals/write-off	(28,562)	(27,055)
Disposal of subsidiaries	(153,096)
Depreciation charge	(494,932)	(387,884)
Impairment charge	(2,503)	(6,399)
Currency translation differences	263	782
End of the year	2,416,183	2,357,009	2,361,234
Others [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	6,041,783	5,809,400
End of the year	5,972,688	6,041,783	5,809,400
Others [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(3,596,546)	(3,366,838)
End of the year	(3,523,292)	(3,596,546)	(3,366,838)
Others [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(88,228)	(81,328)
End of the year	(33,213)	(88,228)	(81,328)
CIP [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	27,273,105	23,110,187
Reclassification	0	0
Business combination (Note 40)	2,717,544	4,576
Additions	21,225,980	18,839,102
Transfer from CIP	(21,190,095)	(14,479,318)
Disposals/write-off	0	(193,357)
Disposal of subsidiaries	(1,242,210)
Depreciation charge	0	0
Impairment charge	(241,669)	(8,243)
Currency translation differences	600	158
End of the year	28,543,255	27,273,105	23,110,187
CIP [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	28,022,858	23,851,697
End of the year	29,534,677	28,022,858	23,851,697
CIP [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	0	0
End of the year	0	0	0
CIP [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(749,753)	(741,510)
End of the year	¥ (991,422)	¥ (749,753)	¥ (741,510)